Operating segment - Summary of Revenue by Geographical Region (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022
Disclosure of geographical areas [line items]
Revenue	$ 582	$ 10,103	$ 3,048	$ 3,944
Canada [Member]
Disclosure of geographical areas [line items]
Revenue	258	3,636	1,229	2,086
Foreign countries [member] | Bosnia and Herzegovina [Member]
Disclosure of geographical areas [line items]
Revenue		893
Foreign countries [member] | USA [Member]
Disclosure of geographical areas [line items]
Revenue	$ 324	1,957	1,307	$ 1,858
Foreign countries [member] | Brazil [Member]
Disclosure of geographical areas [line items]
Revenue		2,458	74
Foreign countries [member] | Mexico [Member]
Disclosure of geographical areas [line items]
Revenue		$ 1,159	$ 438